The interactive data file included as an exhibit to this filing relates to the prospectus for Columbia Emerging Markets Consumer ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 12, 2021 (Accession No. 0001193125-21-079631), which is incorporated herein by reference.